Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Nature Of Business And Significant Accounting Policies Details Narrative
State of Incorporation	Nevada
Date of Incorporation	May 10, 2010
Advertising and promotion expenses	$ 82,246	$ 59,956